UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2002

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
August 2, 2002

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  124
Form Information Table Value Total: $253,579,792



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
19110250
1911025
sole
ALLEGHANY CORP-
common-
017175100
520666
2726
sole
AMBASSADORS GROUP INC-
common-
023177108
680090
47360
sole
AMBASSADORS INTERNATIONAL INC-
common-
023178106
464399
47360
sole
AMPAL AMERICAN ISRAEL CORP-
common-
032015109
71230
17000
sole
ASV INC-
common-
001963107
429120
36000
sole
BARRA INC-
Common-
068313105
7822672
210400
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
1266678
567
sole
BOEING CO-
common-
097023105
216000
4800
sole
CACI INTL INC-
common-
127190304
4776041
125060
sole
CALIFORNIA CENTER BANK LA CA-
common-
13007A103
154526
11117
sole
CATELLUS DEVELOPMENT CORPORATION-
common-
149111106
1240923
60770
sole
CHECKFREE CORP-
common-
162813109
9896992
632800
sole
CHICAGO BRIDGE & IRON CO-
common-
167250109
273443
9700
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
8815000
164000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
17444040
433500
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
574000
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
47336
12200
sole
DEUTSCHE BOERSE AG-
common-
7021963
306668
11800
sole
DOVER DOWNS GAMING & ENTERTAINMENT-
common-
260095104
192000
15000
sole
E SPEED  INC CL A-
common-
296643109
11532961
1057100
sole
E*TRADE GROUP INC-
common-
269246104
2216760
406000
sole
EURONEXT-
common-
7153758
346452
19200
sole
EXPEDIA INC-
common-
302125109
2964500
50000
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
7152000
298000
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
6328532
200270
sole
FINOVA GROUP INC-
common-
317928109
1890
18000
sole
FIRST AMERICAN FINANCIAL CORPORATION-
common-
318522307
3408600
148200
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
1062829
30585
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
3724813
691060
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
2380
34000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
3126013
59600
sole
HARRIS INTERACTIVE INC-
common-
414549105
3383480
1004000
sole
IMS HEALTH INC-
Common-
449934108
1184700
66000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
618800
42500
sole
KNIGHT TRADING GROUP INC-
common-
499063105
314400
60000
sole
KROLL INC-
common-
501049100
23096694
1068800
sole
LANDAMERICA fINANCIAL GROUP INC-
common-
514936103
220500
7000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
760948
24035
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
1109750
4601000
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
1247736
424400
sole
LINDSAY MFG CO-
common-
535555106
305580
13200
LONDON STOCK EXCHANGE OLC-
common-
G8502Z101
261249
41400
sole
LYNCH CORP-
common-
551137102
377755
30100
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
6605995
216590
sole
MARKEL CORPORATION-
common-
570535104
532050
2650
sole
MARKETWATCH.COM INC-
Common-
570619106
1146800
244000
sole
MARVEL ENTERPRISES INC PFD CPNV EXCHANGEABLE 8%-
preferred convertible-
57383M207
67560
11260
sole
MICRO GENERAL CORPORATION-
common-
594838302
926295
55500
sole
MIH LTD-
common-
G6116R101
114615
27420
sole
MORGAN GROUP HOLDING CO-
common-
61735R104
108974
209565
sole
NET RATINGS INC-
common-
64116M108
2249070
245800
sole
NEWMONT MINING CORPORATION-
common-
651639106
774102
29400
sole
OSMONICS INC-
common-
688350107
238500
15000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
1035150
500
sole
PATHMARK STORES INC-
common-
70322A101
451440
24000
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
209718
9550
sole
PICO HOLDINGS INC-
common-
693366205
563380
34000
sole
POWER CORPORATION OF CANADA-
common-
2697701
294882
11200
sole
PRICE COMMUNICATIONS CORP-
common-
741437305
880000
55000
sole
PRIMACOM AG
common-
74154N108
131703
642700
sole
PROQUEST COMPANY-
common-
74346P102
1164400
32800
sole
RCN CORPORATION-
Common-
749361101
1182310
863000
sole
REGISTER.COM INC-
common-
75914G101
106680
14000
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
15421000
23950000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1755600
22800
sole
SUNCOR ENERGY INC-
common-
867229106
214320
12000
sole
SUNSHINE PCS CORP-
common-
86783P106
103353
158740
sole
SUPREMA SPECIALTIES INC-
common-
86859F107
175
35000
sole
TASTY BAKING COMPANY-
common-
876553306
400950
29700
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
2494660
41200
sole
TICKETMASTER ONLINE-CITYSEARCH INC-
common-
88633P203
1871000
100000
sole
TOUCH AMERICA HOLDINGS INC-
common-
891539108
409750
149000
sole
TREDEGAR CORPORATION-
Common-
894650100
217350
9000
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
969000
1425000
sole
U S A INTERACTIVE-
common-
902984103
15362541
660719`
sole
U S A INTERACTIVE-
warrants-
902984111
334826
44584
sole
U S A INTERACTIVE-
cpnvertible preferred-
902984202
5718816
105904
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
3571499
1298727
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
154000
1400000
sole
UNIVERSITY OF PHOENIX ONLINE-
common-
037604204
710850
23999
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
462000
110000
sole
VORNADO REALTY TRUST-
common-
929042109
903210
19550
sole
WASHINGTON POST COMPANY-
common-
939640108
2125500
3900
sole
WESCO FINL CORP-
common-
950817106
1070680
3550
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
1147313
3625
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
537600
22400
sole
WOODWARD GOVERNOR CO-
common-
980745103
354720
6000
sole
ABBOTT LABORATORIES
Common-
002824100
640050
17000
sole
AMGEN INC-
Common-
031162100
1192533
28475
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
779000
19000
sole
AVENTIS SA-
Common-
053561106
1056450
15000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
198330
33000
sole
BIOGEN INC-
Common-
09597105
580020
14000
sole
BIOMIRA INC-
Common-
0961R106
102860
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1013223
39425
sole
CELL GENESYS INC-
common-
150921104
161336
11725
sole
CELL PATHWAYS INC-
common-
15114R101
19500
13000
sole
CHIRON CORPORATION-
Common-
170040109
1166550
33000
sole
ENTREMED INC-
common-
29382F103
33770
11000
sole
GENENTECH INC-
Common-
368710406
887080
26480
sole
GENZYME CORPORATION-
Common-
372917104
750360
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
42840
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
1064393
24673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
227800
17000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1276200
36000
sole
ILEX ONCOLOGY INC-
Common-
451923106
338160
24000
sole
IMMUNEX CORPORATION-
Common-
452528102
446800
20000
sole
IMPATH INC-
Common-
45255G101
430800
24000
sole
JOHNSON & JOHNSON
Common-
478160104
1069240
20460
sole
ELI LILLY AND COMPANY-
Common-
532457108
902400
16000
sole
MGI PHARMA INC-
Common-
552880106
70600
10000
sole
MEDIMMUNE INC-
Common-
584699102
726000
27500
sole
MERCK & CO INC-
Common-
589331107
1549584
30600
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
246596
20296
sole
NEO RX CORPORATION-
Common-
640520300
32400
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2454480
56000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
69240
12000
sole
PFIZER INC-
common-
717081103
1988000
56800
sole
PHARMACIA CORP-
Common-
71713U102
1518186
40539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
17940
13000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
302388
4000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
693720
28200
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
10800
10000
sole
WYETH-
common-
983024100
1428480
27900
sole
253579792

/DOCUMENT
/SUBMISSION